Summary of Activity for Unvested Restricted Shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted shares at beginning of year	173,102
Restricted shares granted	8,000
Restricted shares vested	(25,334)
Restricted shares forfeited	(5,273)
Unvested restricted shares at end of year	150,495	173,102
Unvested restricted shares at beginning of year, Weighted Average Grant Date Fair Value	$ 10.87
Restricted shares granted, Weighted Average Grant Date Fair Value	$ 11.77
Restricted shares vested, Weighted Average Grant Date Fair Value	$ 10.58
Restricted shares forfeited, Weighted Average Grant Date Fair Value	$ 9.91
Unvested restricted shares at end of year, Weighted Average Grant Date Fair Value	$ 11.01	$ 10.87
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 296	$ 23	$ 15